SCA Absolute Return Fund

Investor Class: SCARX

SCA Directional Fund

Investor Class: SCADX

each a series of Northern Lights Fund Trust

Supplement dated June 8, 2012
to the Prospectus dated April 7, 2011

_____________________________________

Effective June 8, 2012, the Adviser has engaged Battenkill Capital Management, Inc., Coe Capital Management, Phineus Partners, LP, SeaBridge Investment Advisors, LLC and Tiburon Capital Management, LLC to serve as sub-advisers to the Funds.  The adviser, on behalf of itself and on behalf of the funds it advises or may advise in the future, has received an order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  The order eliminates the need for a shareholders meeting and vote to approve sub-advisers.  Shareholders will be notified if and when a new sub-adviser is employed by the adviser.  The Principal Investment Strategies sections of the Prospectus are also hereby revised to reflect the fact that the Funds invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices, either directly or through Underlying Funds, and that the adviser may retain sub-advisers to employ the investment strategies of the Funds.  The Funds will invest without restriction as to issuer capitalization, country, credit quality or trading currency.

The following is to be included under the relevant headings throughout the Prospectus.

SUB-ADVISER:  Battenkill Capital Management, Inc.

SUB-ADVISER:  Coe Capital Management

SUB-ADVISER:  Phineus Partners, LP.

SUB-ADVISER:  SeaBridge Investment Advisors, LLC

SUB-ADVISER:  Tiburon Capital Management, LLC

SUB-ADVISER:  Battenkill Capital Management, Inc., 34 S. Main Street, Allentown, NJ 08501, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's equity market neutral investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the equity market neutral portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SUB-ADVISER:  Coe Capital Management, LLC, 9 Parkway North, Suite 325, Deerfield, IL 60015, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long/short equity investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long/short equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SUB-ADVISER:  Phineus Partners, L.P., 251 Post Street, Suite 500, San Francisco, CA 94108, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long/short equity investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long/short equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SUB-ADVISER:  SeaBridge Investment Advisors, LLC, 450 Springfield Ave, Suite 301, Summit, NJ 07901, serves as sub-adviser to the Funds. Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long equity investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SUB-ADVISER:  Tiburon Capital Management, LLC, 527 Madison Avenue, 6th Floor, New York, NY 10022, serves as sub-adviser to the Funds. Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's event driven investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the event driven portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SUB-ADVISERS PORTFOLIO MANAGERS:

Battenkil

Rick Franzen

Mr. Franzen has been a portfolio manager and analyst for the past 13 years, specializing in the Industrial, Energy and Basic Material sectors. He has been Battenkill Capital Management, Inc. since it was formed in 2007.

Coe

Mark D. Coe

Mr. Coe is currently the founder and portfolio manager for Coe Capital Management which he started back in 1999 and has over 25 years of portfolio management experience.

Phineus

Michael Grant

Mr. Grant is the founder of Phineus Partners which he formed in 2002. He has over 27 years of portfolio manager experience in knowledge-based industries including technology, communications and media.

SeaBridge

John C. Conti

Mr. Conti is the portfolio manager for the SeaBridge Core Global Equity strategy and joined SeaBridge in 2004 after serving multiple roles at J.P. Morgan, including Global Head of Equity Research, Head of U.S. Equity Research and Director of Marketing.

Tiburon

Peter Lupoff

Mr. Lupoff has over 22 years of investment experience and is currently the founding member of Tiburon Capital Management which is an event-driven alternative investment advisory firm that was started in 2009.  Mr. Lupoff was previously a Senior Portfolio Manager and Managing Director of Robeco Weiss Peck and Greer (2005-2007), where he managed the approximately $200mm Robeco WPG Distressed/Special Situations Fund. Mr. Lupoff then became the portfolio manager and managing director at Millennium Management, LLC (2008-2009) where he was the sole portfolio manager of a large event-driven allocation.

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This Supplement, and the Prospectus and Statement of Additional Information both dated April 7, 2011, as updated June 8, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated April 7, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.

SCA Absolute Return Fund

Investor Class: SCARX

SCA Directional Fund

Investor Class: SCADX

each a series of Northern Lights Fund Trust

Supplement dated June 8, 2012
to the Statement of Additional Information dated April 7, 2011

_____________________________________

Effective June 8, 2012, the Adviser has engaged Battenkill Capital Management, Inc., Coe Capital Management, Phineus Partners, LP, SeaBridge Investment Advisors, LLC and Tiburon Capital Management, LLC to serve as sub-advisers to the Funds. The following is to be included under the relevant headings throughout the Statement of Additional Information.

Battenkill Capital Management, Inc., 34 S. Main Street, Allentown, NJ 08501, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's equity market neutral investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the equity market neutral portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

Coe Capital Management, LLC (“CCM”), 9 Parkway North, Suite 325, Deerfield, IL 60015, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long/short equity investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long/short equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

Phineus Partners, L.P., 251 Post Street, Suite 500, San Francisco, CA 94108, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long/short equity investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long/short equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

SeaBridge Investment Advisors, LLC, 450 Springfield Ave, Suite 301, Summit, NJ 07901, serves as sub-adviser to the Funds. Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's long equity investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the long equity portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

Tiburon Capital Management, LLC, 527 Madison Avenue, 6th Floor, New York, NY 10022, serves as sub-adviser to the Funds. Subject to the authority of the Board of Trustees and oversight by the adviser, the sub-adviser is responsible for management of a portion of the Fund's event driven investment portfolio according to the Fund's investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the event driven portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the adviser not the Fund.

PORTFOLIO MANAGERS

The Sub-Adviser portfolio managers are Rick Franzen, Mark D. Coe, Michael Grant, John C. Conti and Peter Lupoff.  As of March 31, 2012, Mr. Franzen, Mr. Coe, Mr. Grant, Mr. Conti and Mr. Lupoff were responsible for the portfolio management of the following types of accounts in addition to the Fund:

Sub-Adviser Portfolio Managers

Battenkill

Rick Franzen Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	4	$51	2	$10
Other Pooled Investment Vehicles	1	$2	1	$2
Other Accounts	0	0	0	0

Coe

Mark D. Coe Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	6	$68	0	0
Other Pooled Investment Vehicles	5	$207	5	$207
Other Accounts	218	$100	0	0

Phineus

Michael Grant Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	3	$46.2	0	0
Other Pooled Investment Vehicles	4	$129.2	4	$129.2
Other Accounts	0	0	0	0

SeaBridge

John C. Conti Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$450	0	0
Other Accounts	110	$188	0	0

Tiburon

Peter Lupoff Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	4	$42	0	0
Other Pooled Investment Vehicles	2	$10	2	$10
Other Accounts	0	0	0	0

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Compensation.

SCA

The Adviser’s portfolio managers are paid a fixed base salary and a bonus.  The bonus is based upon the quality of investment analysis and the management of the funds for which they serve as portfolio manager.  Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest.  At times, the Adviser and affiliates manage accounts with incentive fees.

Battenkill

Mr. Franzen receives salary and bonus from Battenkill Capital Management Inc. as an owner.

Coe

CCM’s portfolio manager is responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the Fund.  The portfolio manager is responsible for managing the portion of the assets of the Fund may also manage other registered investment companies, in a sub-advisory capacity or for CCM, unregistered funds and/or other pooled investment vehicles, separate accounts, and model portfolios.

The portfolio manager is compensated through management fees of the model portfolios and the hedge funds as well as a performance allocation based on the returns of the hedge funds. Total compensation is generally not fixed, but rather is based on the AUM and performance of the accounts. As the portfolio manager is the managing member of CCM, his take-home pay is the net results of the revenues and expenses of the firm.

Phineus

For services as co-portfolio manager to the Fund, Phineus Partners receives a monthly management fee based upon assets under management from the Sub-Adviser.

SeaBridge

For services as co-portfolio manager to the Fund, Mr. Conti receives compensation from SeaBridge Investment Advisors LLC, where he is a member of the LLC.

Tiburon

For services as co-portfolio manager to the Fund, Mr. Lupoff receives a salary and discretionary bonus from the Sub-Adviser.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated April 7, 2011, as updated June 8, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated April 7, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.